NON-CONTROLLING INTERESTS - GP REU distributions and summary (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 11, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Aug. 03, 2018
Disclosure of dividends [line items]
Conversion ratio	1.5
Redeemable and exchangeable partnership units, exchange ratio		1
Revenues		$ 3,810	$ 3,971	$ 3,797
Net (loss) income		(45)	80	583
Comprehensive income		2,229	2,025	4,474
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		382	716	367
Property, plant and equipment, at fair value		44,590	41,055	38,177
Total assets		49,722	46,196
Total borrowings		$ 18,082	$ 17,300
TerraForm Power | Top of range
Disclosure of dividends [line items]
Ownership percentage					65.00%
LP Units
Disclosure of dividends [line items]
Number of shares authorized for repurchase (in shares) | shares		13,740,072
Authorized shares as a percentage of issued and outstanding shares		5.00%
Number of share repurchased (in shares) | shares			30,000
Costs of shares repurchased			$ 1
Redeemable Exchangeable Partnership Units GP Units
Disclosure of dividends [line items]
Ownership percentage		34.70%
Exchangeable shares
Disclosure of dividends [line items]
Number of shares authorized for repurchase (in shares) | shares		8,609,220
Non-controlling interest
Disclosure of dividends [line items]
Distributions		$ 436	323	300
Revenues		1,835	2,029	1,943
Comprehensive income		2,229	2,025	4,474
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		382	716	$ 367
Property, plant and equipment, at fair value		18,460	20,607
Total assets		20,711	23,175
Total borrowings		$ 6,210	$ 8,450
Non-controlling interest | BRELP
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.2253
Incentive distribution, percent		25.00%
Non-controlling interest | GP interests
Disclosure of dividends [line items]
Number of shares outstanding (in shares) | shares		3,977,260	3,977,260	4,000,000.0
Distributions		$ 70	$ 55	$ 45
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		62	50	$ 41
Carrying value of:
Non-controlling interests		$ 56	$ 68
Weighted average number of units (in shares) | shares		4,000,000.0	4,000,000.0	4,000,000.0
Non-controlling interest | LP Units
Disclosure of dividends [line items]
Number of shares outstanding (in shares) | shares		274,800,000		268,500,000
Carrying value of:
Weighted average number of units (in shares) | shares		271,100,000	268,300,000	270,400,000
Non-controlling interest | LP Units | BRELP
Disclosure of dividends [line items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.20
Incentive distribution, percent		15.00%
Non-controlling interest | Redeemable Exchangeable Partnership Units GP Units
Disclosure of dividends [line items]
Ownership percentage		100.00%
Non-controlling interest | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Number of shares outstanding (in shares) | shares		194,487,939	194,487,939	194,500,000
Carrying value of:
Weighted average number of units (in shares) | shares		194,500,000	194,500,000	194,500,000
Non-controlling interest | Exchangeable shares
Disclosure of dividends [line items]
Number of shares outstanding (in shares) | shares		172,180,417	0
Carrying value of:
Weighted average number of units (in shares) | shares		139,900,000	0	0
Non-controlling interest | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Revenues		$ 3,810	$ 3,971	$ 3,797
Net (loss) income		(45)	80	583
Comprehensive income		3,068	2,025	4,474
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(133)	(65)	16
Property, plant and equipment, at fair value		44,590	41,055
Total assets		49,722	46,196
Total borrowings		18,082	17,300
Total liabilities		27,955	25,716
Carrying value of:
Non-controlling interests		2,721	3,317
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Number of shares issued (in shares) | shares	1,325,754
Net (loss) income		62	50	16
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		62	50	41
Carrying value of:
Non-controlling interests		56	68
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of dividends [line items]
Distributions		$ 5	5	5
Redeemable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of dividends [line items]
Number of shares issued (in shares) | shares	64,829,316
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of dividends [line items]
Number of shares issued (in shares) | shares	57,394,811
Number of shares redeemed (in shares) | shares		0
Incentive Distribution | GP interests
Disclosure of dividends [line items]
Distributions		$ 65	50	40
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Net (loss) income		(133)	(65)	583
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(133)	(65)	16
Carrying value of:
Non-controlling interests		2,721	3,317
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Distributions		250	268	255
Limited partners’ equity
Disclosure of dividends [line items]
Net (loss) income		(184)	(88)	23
Limited partners’ equity | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Distributions		42	0	0
External Shareholders | Redeemable/exchangeable partnership units
Disclosure of dividends [line items]
Distributions		74	0	0
Brookfield Renewable | Class A shares of Brookfield Renewable Corporation
Disclosure of dividends [line items]
Distributions		$ 116	$ 0	$ 0